Cover	Aug. 13, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096513
Amendment Description	1
Document Type	S-6
Document Period End Date	Aug. 13, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2492
Reit Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of real estate investment trusts (“REITs”). Invesco Capital Markets, Inc. is the Sponsor of the Portfolio. The Portfolio is diversified among different publicly-traded REIT sectors, including but not limited to: office, apartment, industrial, retail, self-storage and healthcare. Further, the strategy and philosophy are based on two fundamental principles: maximizing predictability and consistency of investment returns, and minimizing risk through strict attention to portfolio design. The first step in the selection process is defining a qualified universe of equity REITs, including only companies with sufficient trading volume to provide liquidity. The second step is fundamental analysis of properties, market cycles, management teams and corporate structures, evaluating the properties on the basis of location and physical attributes, and eliminating weaker or higher-risk companies. Step three is securities analysis, in which stocks are evaluated and rated according to relative value using multiple valuation criteria. Portfolio construction is the final step, including statistically measuring, setting and monitoring risk and return, diversifying among all major industries of real estate, seeking the potential for optimum risk/return for the overall portfolio.As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in publicly traded REITs that own, develop, acquire or operate income-producing real estate properties.
Diversified Healthcare Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio primarily consisting of stocks of companies diversified within the healthcare sector. The healthcare sector is currently composed of pharmaceutical, biotechnology, healthcare providers, medical devices and medical supply companies. The Portfolio may represent an attractive alternative for investors choosing to have a portion of their portfolio represented in this sector. Due to sub-industries continuously falling in and out of favor, Invesco Capital Markets, Inc., the Sponsor, has designed the Portfolio to take advantage of opportunities to overweight or underweight particular sub-industries within the healthcare sector based on its current outlook. The healthcare sector appears to be revolutionizing other areas such as medical diagnostics, equipment and services, agriculture, patient care forensics and environmental cleanup and preservation. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of companies in the healthcare sector.
Energy Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in stocks of energy companies. The energy sector is one of the elements of the Standard & Poor’s 500 Index, currently representing approximately 3% of the market value of that Index. The Portfolio includes global companies which derive a sizable amount of revenue from sources outside the United States and which are tied economically to a number of countries throughout the world. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of companies in the energy sector.
Financial Institutions Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks issued by companies diversified within the financials sector. The Portfolio also seeks current dividend income as a secondary objective. Financial institutions generally include insurance companies, banks, thrifts, savings and loans, consumer and industrial finance companies, securities brokerage companies, investment managers and leasing companies. The Portfolio may invest in some or all of these industries. The financial sector currently represents approximately 12% of the Standard & Poor’s 500 Index in terms of market value. When selecting companies for inclusion in this Portfolio, Invesco Capital Markets, Inc., the Sponsor, considered elements such as geographic location of the institutions, credit trends, interest rates, individual investor activity and the level of premiums in the insurance industry. Depending upon the type of financial institution, both value and growth metrics may be considered. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of companies in the financials sector.
Utility Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of stocks of companies diversified within the utilities sector. The Portfolio seeks to achieve an attractive, sustainable level of income, with potential for growth of income, and while also offering the potential of capital appreciation. In selecting securities for the Portfolio, Invesco Capital Markets, Inc., the Sponsor, selected common stocks of utility companies whose corporate debt was rated investment grade as of the time of selection, have increased dividend payments in recent years, have positive forward earnings estimates and have the potential for future dividend increases. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in securities of dividend-paying companies in the utilities sector.